Receivables and other assets - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Receivables participated in the global factoring programme	$ 475	$ 457
Receivables participated in the letter of credit discounting programme	$ 372	$ 430